Condensed Consolidated Statements of Operations (Unaudited) - USD ($)	3 Months Ended		9 Months Ended
	Sep. 30, 2017	Sep. 30, 2016	Sep. 30, 2017	Sep. 30, 2016
Income Statement [Abstract]
Net Sales	$ 17,278,000	$ 15,710,000	$ 50,515,000	$ 50,257,000
Cost of Sales	15,121,000	13,713,000	42,737,000	41,284,000
Gross Profit	2,157,000	1,997,000	7,778,000	8,973,000
Operating Expenses	3,038,000	4,302,000	10,376,000	12,896,000
Loss from Operations	(881,000)	(2,305,000)	(2,598,000)	(3,923,000)
Interest and financing costs	(1,877,000)	(894,000)	(3,645,000)	(1,771,000)
Loss on extinguishment of debt	(150,000)	(172,000)	(150,000)	(172,000)
Gain (loss) on Sale of Subsidiary	50,000	0	338,000	0
Other Income (Expense), Net	7,000	4,000	(121,000)	35,000
Loss before Income Taxes	(2,851,000)	(3,367,000)	(6,176,000)	(5,831,000)
(Benefit) expense from income taxes	(29,000)	1,320,000	170,000	2,102,000
Net Loss	(2,880,000)	(2,047,000)	(6,006,000)	(3,729,000)
Less: Cumulative preferred stock dividends	0	(252,000)	(913,000)	(334,000)
Net Loss attributable to common stockholders	$ (2,880,000)	$ (2,299,000)	$ (6,919,000)	$ (4,063,000)
Loss per share - basic	$ (0.21)	$ (0.30)	$ (0.51)	$ (0.54)
Loss per share - diluted	$ (0.21)	$ (0.30)	$ (0.51)	$ (0.54)
Weighted average shares outstanding - basic	13,463,372	7,610,220	13,463,372	7,594,215
Weighted average shares outstanding - diluted	13,463,372	7,610,220	13,463,372	7,594,215